Note 8 - Loan Receivable - Loan Receivable Due From Third Parties (Details) - USD ($)		Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
Amount			$ 10,295,800	$ 10,333,120
Minimum [Member]
Interest rate (Dimensionless number)		19.00%
Maximum [Member]
Interest rate (Dimensionless number)		21.00%
A [Member]
Amount	[1]		$ 10,295,800
Interest rate (Dimensionless number)	[1]	1.50%

[1]	The loan was made to the Langfang Developer, in which the Group also made an equity method investment in 2013 (Note 6). The principal and its return are pledged by the 100% equity interests of Langfang Developer.